UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09081

Morgan Stanley International Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2008

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International Fund

Portfolio of Investments January 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (91.3%)

	Australia # (4.3%)
	Aluminum
28,830	Alumina Ltd.	135,760

	Beverages: Alcoholic
28,866	Foster’s Group Ltd.	146,247

	Beverages: Non-Alcoholic
7,548	Coca-Cola Amatil Ltd.	63,725

	Biotechnology
4,077	CSL Ltd.	126,841

	Building Products
28,356	CSR Ltd. (a)	80,043

	Casino/Gaming
5,726	TABCORP Holdings Ltd.	72,062

	Chemicals: Major Diversified
7,116	Orica Ltd.	186,479

	Construction Materials
14,815	Boral Ltd.	80,464

	Containers/Packaging
22,378	Amcor Ltd.	138,512

	Engineering & Construction
3,397	Leighton Holdings Ltd. (a)	154,722

	Financial Conglomerates
2,956	Macquarie Group Ltd. (a)	177,058
7,797	Suncorp-Metway Ltd. (a)	108,398
		285,456
	Food Retail
14,840	Woolworths Ltd.	387,068

	Gas Distributors
6,568	AGL Energy Ltd.	71,056
83,483	Origin Energy Ltd.	658,405
		729,461
	Hospital/Nursing Management
13,440	Symbion Health Ltd.	47,683

	Industrial Conglomerates
2,777	Ansell Ltd.	29,367
5,443	Wesfarmers Ltd.	175,292
2,159	Wesfarmers Ltd. (PPS)	70,646
		275,305
	Investment Managers
18,805	AMP Ltd.	144,030

	Investment Trusts/Mutual Funds
32,909	Macquarie Infrastructure Group (Stapled Securities)**	90,743

	Major Banks
20,480	Australia and New Zealand Banking Group Ltd.	485,908
16,927	Commonwealth Bank of Australia	762,730
22,665	National Australia Bank Ltd.	716,169
23,934	Westpac Banking Corp.	559,194
		2,524,001
	Major Telecommunications
30,491	Telstra Corp., Ltd.	119,935

	Medical/Nursing Services
2,044	Sonic Healthcare Ltd.	30,189

	Miscellaneous Commercial Services
13,997	Brambles Ltd.	136,035

	Multi-Line Insurance
24,017	Insurance Australia Group Ltd. (a)	81,442

	Oil & Gas Production
61,311	Santos Ltd.	667,167
34,283	Woodside Petroleum Ltd.	1,449,330
		2,116,497
	Oil Refining/Marketing
11,640	Caltex Australia Ltd.	164,698

	Other Metals/Minerals
78,088	BHP Billiton Ltd. (a)	2,622,147
7,155	Rio Tinto Ltd. (a)	791,359
		3,413,506
	Other Transportation
5,327	Asciano Group (Stapled Securities)** (a)	26,726
11,411	Transurban Group (Stapled Securities)** (a)	68,273
		94,999
	Precious Metals
8,257	Newcrest Mining Ltd.	259,028

	Property - Casualty Insurers
9,826	QBE Insurance Group Ltd.	249,411

	Publishing: Newspapers
14,003	Fairfax Media Ltd.	50,655

	Pulp & Paper
12,093	PaperlinX Ltd.	23,731

	Real Estate Development
5,980	Lend Lease Corp., Ltd.	77,379

	Real Estate Investment Trusts
1,340	Stockland (Stapled Securities)**	8,838

	Steel
19,879	BlueScope Steel Ltd.	184,704
14,054	OneSteel Ltd.	84,825
		269,529
	Trucking
5,389	Toll Holdings Ltd.	53,748
	Total Australia	12,818,222

	Austria # (1.1%)
	Building Products
3,590	Wienerberger AG	166,176

	Containers/Packaging
510	Mayr-Melnhof Karton AG	50,401

	Electric Utilities
4,550	Oesterreichische Elektrizitaetswirtschafts AG (Verbund) (Class A)	300,683

	Industrial Machinery
1,664	Andritz AG	83,044

	Major Banks
2,608	Erste Bank der Oesterreichischen Sparkassen AG	141,843
1,708	Raiffeisen International Bank Holding AG	218,021
		359,864
	Major Telecommunications
22,968	Telekom Austria AG	640,931

	Multi-Line Insurance
1,167	Vienna Insurance Group	89,902

	Oil Refining/Marketing
12,992	OMV AG	933,931

	Other Transportation
625	Flughafen Wien AG	69,624

	Real Estate Development
14,753	Immofinanz Immobilien Anlagen AG (a)	138,838
4,841	Meinl European Land Ltd. *	61,778
		200,616
	Steel
4,336	voestalpine AG	267,261
	Total Austria	3,162,433

	Belgium # (0.6%)
	Beverages: Alcoholic
1,613	InBev NV	132,843

	Chemicals: Specialty
1,069	Solvay S.A.	134,502

	Electronic Equipment/Instruments
2,156	Agfa Gevaert NV	24,070

	Financial Conglomerates
20,300	Fortis	456,929

	Major Banks
15,583	Dexia S.A.	377,537
2,143	KBC Groep NV	273,258
		650,795
	Major Telecommunications
2,310	Belgacom S.A.	112,923

	Metal Fabrications
131	Bekaert NV	16,594

	Other Metals/Minerals
454	Umicore	103,466

	Pharmaceuticals: Other
1,950	UCB S.A.	94,721
	Total Belgium	1,726,843

	Bermuda # (0.4%)
	Apparel/Footwear
7,000	Yue Yuen Industrial (Holdings) Ltd. (a)	20,492

	Apparel/Footwear Retail
11,100	Esprit Holdings Ltd.	144,357

	Construction Materials
7,000	Cheung Kong Infrastructure Holdings Ltd. (a)	26,691

	Electronic Equipment/Instruments
550,921	China Water Affairs Group Ltd. (a) *	231,528

	Hotels/Resorts/Cruiselines
12,713	Shangri-La Asia Ltd.	37,021

	Investment Banks/Brokers
269,063	REXCAPITAL Financial Holdings Ltd. (a) *	35,337

	Marine Shipping
43,506	NWS Holdings Ltd.	122,472

	Other Transportation
48,000	Cosco Pacific Ltd.	97,518

	Real Estate Development
5,274	Kerry Properties Ltd.	35,515

	Specialty Stores
17,346	Chow Sang Sang Holdings International Ltd.	21,366

	Wholesale Distributors
69,220	Li & Fung Ltd.	266,222
	Total Bermuda	1,038,519

	Brazil (0.6%)
	Aerospace & Defense
4,889	Empresa Brasileira de Aeronautica S.A.	52,948

	Airlines
12,500	Gol - Linhas Aereas Inteligentes S.A. (ADR) (a)	244,750

	Beverages: Alcoholic
393	Companhia de Bebidas das Americas	25,694

	Department Stores
9,000	Lojas Renner S.A.	141,217

	Food Retail
200	Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Sponsored ADR) (a)	7,316

	Food: Meat/Fish/Dairy
12,400	Perdigao S.A.	277,044

	Major Banks
20,500	Banco do Brasil S.A.	340,890

	Railroads
25,600	All America Latina Logistica (Units) +	276,521

	Real Estate Development
13,200	Cyrela Brazil Realty S.A.	171,848
2,640	Cyrela Commercial Properties S.A. *	16,509
		188,357
	Steel
3,636	Companhia Siderurgica Nacional S.A.	113,690

	Tobacco
1,171	Souza Cruz S.A.	32,287
	Total Brazil	1,700,714

	Cayman Islands # (0.2%)
	Agricultural Commodities/Milling
52,000	Chaoda Modern Agriculture (Holdings) Ltd.	51,471

	Apparel/Footwear
28,000	Li Ning Co., Ltd.	79,752
98,900	Prime Success International Group Ltd.	56,366
		136,118
	Industrial Specialties
8,000	Kingboard Chemical Holdings Ltd.	33,553

	Major Telecommunications
16,000	Hutchison Telecommunications International Ltd.	22,455

	Other Transportation
109,000	Hopewell Highway Infrastructure Ltd. (a)	84,390

	Real Estate Development
87,843	Agile Property Holdings Ltd. (a)	97,497
44,000	China Resources Land Ltd.	76,871
82,000	New World China Land Ltd. (a)	47,141
		221,509
	Trucks/Construction/Farm Machinery
71,000	China Infrastructure Machinery Holdings Ltd. (a)	101,556
	Total Cayman Islands	651,052

	China # (0.9%)
	Airlines
48,000	Air China Ltd. (H Shares)	42,816

	Aluminum
48,000	Aluminum Corp. of China Ltd. (H Shares) (a)	68,705

	Chemicals: Specialty
14,000	Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	6,411

	Coal
39,000	China Shenhua Energy Company Ltd. (H Shares)	202,831
26,000	Yanzhou Coal Mining Co., Ltd. (H Shares)	44,553
		247,384
	Construction Materials
2,000	Anhui Conch Cement Company Ltd. (H Shares) (a)	10,765

	Electric Utilities
44,000	Datang International Power Generation Co., Ltd. (H Shares) (a)	27,223
48,000	Huaneng Power International, Inc. (H Shares)	39,250
		66,473

	Engineering & Construction
101,000	China Communications Construction Co., Ltd. (H Shares)	242,565

	Industrial Machinery
18,000	Shaghai Electric Group Company Ltd. (H Shares) (a)	14,009

	Integrated Oil
194,000	China Petroleum & Chemical Corp. (H Shares)	208,029
182,000	PetroChina Co., Ltd.	255,653
		463,682
	Life/Health Insurance
83,000	China Life Insurance Co., Ltd. (H Shares) (a)	304,099

	Major Banks
252,000	Bank of China Ltd. (H Shares)	103,122
166,000	Bank of Communications Ltd. (H Shares)	185,534
		288,656
	Major Telecommunications
186,000	China Telecom Corp. Ltd. (H Shares)	131,460

	Marine Shipping
42,525	China COSCO Holdings Company Ltd. (H Shares)	99,649
18,963	China Shipping Development Co., Ltd. (H Shares)	49,670
		149,319
	Motor Vehicles
29,173	Dongfeng Motor Group Co., Ltd. (H Shares)	19,232

	Multi-Line Insurance
15,000	Ping An Insurance (Group) Co. of China, Ltd. (H Shares) (a)	105,085

	Other Metals/Minerals
17,000	Jiangxi Copper Co., Ltd. (H Shares) (a)	30,649

	Other Transportation
116,940	Anhui Expressway Co., Ltd. (H Shares)	100,653
10,000	Zhejiang Expressway Co., Ltd. (H Shares)	10,540
		111,193
	Precious Metals
44,000	Zijin Mining Group Co., Ltd. (H Shares)	53,148

	Real Estate Development
12,000	Guangzhou R&F Properties Co., Ltd. (H Shares) (a)	31,593

	Regional Banks
586,220	China Construction Bank (H Shares)	407,912

	Steel
4,000	Angang Steel Co., Ltd.	7,161
	Total China	2,802,317

	Denmark # (0.6%)
	Biotechnology
1,350	Novozymes A/S (B Shares)	105,505

	Electrical Products
1,700	Vestas Wind Systems A/S *	164,852

	Major Banks
16,444	Danske Bank A/S	589,124

	Marine Shipping
41	A P Moller - Maersk A/S	405,641

	Pharmaceuticals: Major
8,332	Novo Nordisk A/S (B Shares)	523,428

	Telecommunication Equipment
7,769	GN Store Nord A/S *	42,357

	Trucking
2,250	DSV A/S	43,372
	Total Denmark	1,874,279

	Finland # (1.5%)
	Building Products
448	Uponor Oyj	11,090

	Electric Utilities
5,307	Fortum Oyj	214,637

	Engineering & Construction
1,309	Kone Oyj (B Shares)	87,516

	Food Retail
5,989	Kesko Oyj (B Shares)	306,218

	Industrial Machinery
7,479	Metso Oyj (a)	351,205

	Information Technology Services
3,099	TietoEnator Oyj	57,783

	Marine Shipping
649	Cargotec Corp. (B Shares) (a)	27,542

	Multi-Line Insurance
5,010	Sampo Oyj (A Shares)	130,872

	Oil Refining/Marketing
2,037	Neste Oil Oyj	65,158

	Other Metals/Minerals
3,278	Outokumpu Oyj (a)	103,421

	Pulp & Paper
9,956	Stora Enso Oyj (Registered Shares)	138,330
8,623	UPM-Kymmene Oyj	163,250
		301,580
	Steel
1,512	Rautaruukki Oyj	62,520

	Telecommunication Equipment
75,168	Nokia Oyj	2,764,502

	Trucks/Construction/Farm Machinery
818	Wartsila Oyj (B Shares)	52,373
	Total Finland	4,536,417

	France # (7.2%)
	Advertising/Marketing Services
1,483	Publicis Groupe	53,449

	Aerospace & Defense
2,437	Thales S.A.	140,817
290	Zodiac S.A. (a)	14,823
		155,640
	Apparel/Footwear
1,204	Hermes International	120,955
6,894	LVMH Moet Hennessy Louis Vuitton S.A.	709,343
		830,298
	Auto Parts: O.E.M.
1,777	Valeo S.A.	65,609

	Automotive Aftermarket
1,604	Compagnie Generale des Etablissements Michelin (B Shares)	153,974

	Broadcasting
3,603	Societe Television Francaise 1	91,168

	Building Products
6,103	Compagnie de Saint-Gobain (a)	477,839

	Chemicals: Specialty
5,521	Air Liquide S.A.	769,016

	Construction Materials
687	Imerys S.A.	53,315
3,657	Lafarge S.A.	573,263
		626,578
	Data Processing Services
578	Atos Origin S.A. *	28,843

	Department Stores
951	PPR	134,423

	Electric Utilities
13,482	Suez S.A.	824,418

	Electrical Products
4,238	Schneider Electric S.A.	491,495

	Electronics/Appliances
3,682	Thomson	44,977

	Engineering & Construction
6,141	Bouygues S.A.	473,109
5,588	Vinci S.A.	381,102
		854,211
	Food Distributors
2,570	Sodexho Alliance S.A. (a)	139,483

	Food Retail
8,710	Carrefour S.A.	612,632
1,372	Casino Guichard-Perrachon S.A.	151,192
		763,824
	Food: Major Diversified
7,536	Groupe Danone	608,501

	Hotels/Resorts/Cruiselines
4,992	Accor S.A.	382,187

	Household/Personal Care
1,008	L’Oreal S.A.	124,657

	Industrial Conglomerates
4,797	Alstom	968,584

	Information Technology Services
3,456	Cap Gemini S.A.	188,025

	Integrated Oil
50,901	Total S.A.	3,692,129

	Life/Health Insurance
1,638	CNP Assurances	199,462

	Major Banks
9,096	BNP Paribas	899,278
3,868	Societe Generale	479,916
		1,379,194
	Major Telecommunications
32,095	France Telecom S.A.	1,133,567

	Media Conglomerates
13,317	Vivendi	535,895

	Medical Specialties
2,804	Essilor International S.A.	162,200

	Metal Fabrications
746	Vallourec S.A.	149,466

	Motor Vehicles
1,825	PSA Peugeot Citroen (a)	134,736
1,879	Renault S.A.	214,196
		348,932
	Multi-Line Insurance
23,388	Axa	801,714

	Office Equipment/Supplies
1,065	Neopost S.A.	108,390

	Oilfield Services/Equipment
2,042	Technip S.A.	132,035

	Other Consumer Specialties
302	Societe BIC S.A.	18,862

	Packaged Software
1,269	Dassault Systemes S.A.	70,615

	Pharmaceuticals: Major
17,192	Sanofi-Aventis	1,400,126

	Publishing: Books/Magazines
2,865	Lagardere S.C.A. (a)	210,278

	Real Estate Development
789	Gecina S.A.	108,952
1,998	Klepierre	106,670
664	Unibail	157,488
200	Unibail-Rodamco	47,087
		420,197
	Regional Banks
4,904	Credit Agricole S.A.	151,033

	Telecommunication Equipment
37,920	Alcatel-Lucent	239,248
1,681	Safran S.A.	27,676
		266,924
	Water Utilities
9,411	Veolia Environnement	772,255
	Total France	20,730,473

	Germany # (7.8%)
	Air Freight/Couriers
15,683	Deutsche Post AG (Registered Shares)	509,647

	Airlines
4,936	Deutsche Lufthansa AG (Registered Shares)	118,366

	Apparel/Footwear
5,688	Adidas AG	363,248
262	Puma AG	94,584
		457,832
	Auto Parts: O.E.M.
2,859	Continental AG (a)	296,884

	Chemicals: Major Diversified
10,173	BASF SE	1,331,958
13,459	Bayer AG	1,107,199
		2,439,157
	Chemicals: Specialty
2,625	Linde AG (a)	343,428

	Department Stores
2,117	Arcandor AG *	39,703
6,345	Metro AG	521,490
		561,193
	Electric Utilities
15,504	E.ON AG	2,850,359
10,138	RWE AG	1,243,288
		4,093,647
	Engineering & Construction
1,274	Hochtief AG	127,409

	Financial Conglomerates
4,731	Hypo Real Estate Holding AG (a)	149,282

	Food: Specialty/Candy
9,731	Suedzucker AG	207,560

	Hotels/Resorts/Cruiselines
4,259	TUI AG *	93,171

	Household/Personal Care
3,497	Beiersdorf AG (a)	270,257

	Industrial Conglomerates
3,386	MAN AG	420,533
17,594	Siemens AG (Registered Shares) (a)	2,279,728
7,944	ThyssenKrupp AG (a)	390,197
		3,090,458
	Industrial Machinery
1,357	Heidelberger Druckmaschinen AG (a)	37,296

	Investment Banks/Brokers
4,055	Deutsche Boerse AG	716,324

	Major Banks
13,239	Commerzbank AG (a)	404,321
5,119	Deutsche Bank AG (Registered Shares)	578,528
1,231	Deutsche Postbank AG	102,923
		1,085,772
	Major Telecommunications
72,502	Deutsche Telekom AG (Registered Shares)	1,481,338

	Medical Distributors
3,794	Celesio AG (a)	223,043

	Medical/Nursing Services
8,732	Fresenius Medical Care AG & Co. KGaA	448,299

	Motor Vehicles
17,808	DaimlerChrysler AG (Registered Shares)	1,393,080
3,447	Volkswagen AG	780,497
		2,173,577
	Multi-Line Insurance
7,510	Allianz SE (Registered Shares)	1,352,510
3,748	Muenchener Rueckversicherungs-Gesellschaft AG (Registered Shares)	676,986
		2,029,496
	Packaged Software
34,548	SAP AG	1,664,244

	Pharmaceuticals: Major
1,226	Merck KGaA	151,773

	Pharmaceuticals: Other
1,747	Altana AG	39,378

	Semiconductors
10,122	Infineon Technologies AG *	102,904
	Total Germany	22,911,735

	Greece # (0.8%)
	Casino/Gaming
6,990	Greek Organisation of Football Prognostics S.A.	244,441

	Construction Materials
1,850	Titan Cement Company S. A.	84,332

	Major Banks
16,300	National Bank of Greece S.A.	998,467

	Regional Banks
14,721	Alpha Bank A.E.	489,424
7,518	EFG Eurobank Ergasias	212,302
14,400	Piraeus Bank S.A.	464,398
		1,166,124
	Total Greece	2,493,364

	Hong Kong # (1.2%)
	Airlines
12,000	Cathay Pacific Airways Ltd.	26,881

	Broadcasting
4,000	Television Broadcasts Ltd.	21,791

	Electric Utilities
19,804	CLP Holdings Ltd.	157,966
16,000	Hongkong Electric Holdings Ltd.	91,329
		249,295

	Engineering & Construction
8,000	Hopewell Holdings Ltd.	35,070
28,465	New World Development Co., Ltd.	88,318
		123,388
	Financial Conglomerates
15,020	Wharf (Holdings) Ltd. (The)	82,150

	Gas Distributors
48,944	Hong Kong & China Gas Co., Ltd.	134,165

	Industrial Conglomerates
32,000	China Resources Enterprise Ltd.	106,853
464,000	Guangdong Investment Ltd.	212,956
24,926	Hutchison Whampoa Ltd.	244,725
10,500	Swire Pacific Ltd. (Class A)	143,319
		707,853
	Investment Banks/Brokers
12,000	Hong Kong Exchanges & Clearing Ltd.	248,945

	Major Banks
18,802	Bank of East Asia, Ltd. (The)	108,850
43,000	BOC Hong Kong (Holdings) Ltd.	108,101
8,400	Hang Seng Bank Ltd.	168,319
		385,270
	Major Telecommunications
43,637	PCCW Ltd. (a)	24,908

	Other Consumer Services
234,000	China Travel International Investment Hong Kong Ltd.	127,569

	Railroads
17,212	MTR Corp., Ltd.	66,296

	Real Estate Development
18,000	Cheung Kong (Holdings) Ltd.	291,934
66,500	Hang Lung Properties Ltd.	265,911
8,000	Henderson Land Development Co., Ltd.	68,880
7,503	Hysan Development Co., Ltd.	22,287
14,887	Sino Land Co., Ltd.	46,202
270,000	Sinofert Holdings Ltd. (a)	217,036
24,000	Sun Hung Kai Properties Ltd.	480,582
		1,392,832
	Real Estate Investment Trusts
19,895	Link REIT	50,599
	Total Hong Kong	3,641,942

	India # (1.0%)
	Aluminum
3,700	Hindalco Industries Ltd.	15,534

	Broadcasting
1,090	Zee News Ltd. *	1,825

	Cable/Satellite Tv
1,386	Dish TV India *	2,393
1,205	Wire and Wireless India *	1,321
		3,714
	Construction Materials
345	ACC Ltd.	6,769
327	Grasim Industries Ltd.	25,270
		32,039

	Electric Utilities
199	Reliance Energy Ltd.	10,126

	Electrical Products
685	Asea Brown Boveri Ltd.	19,637
6,041	Bharat Heavy Electricals Ltd.	317,272
		336,909
	Engineering & Construction
23,500	IVRCL Infrastructures and Projects Ltd.	269,961
39,967	Unitech Ltd.	395,343
		665,304
	Finance/Rental/Leasing
1,488	Housing Development Finance Corp., Ltd.	108,158

	Financial Publishing/Services
240	I-Flex Solutions Ltd. *	5,865

	Gas Distributors
1,767	Gail India Ltd.	18,486

	Household/Personal Care
6,697	Hindustan Unilever Ltd.	36,102

	Information Technology Services
3,211	Infosys Technologies Ltd.	120,557
3,770	Satyam Computer Service Ltd.	37,677
1,043	Tata Consultancy Services Ltd.	23,203
1,628	Wipro Ltd.	17,546
		198,983
	Major Telecommunications
13,540	Bharti Airtel Ltd. *	296,221
9,800	Reliance Communications Ltd.	150,699
		446,920
	Metal Fabrications
913	Bharat Forge Ltd.	6,575

	Motor Vehicles
212	Bajaj Auto Ltd.	12,770
561	Hero Honda Motors Ltd.	9,920
706	Mahindra & Mahindra Ltd.	12,014
479	Maruti Suzuki India Ltd.	10,427
		45,131
	Movies/Entertainment
1,409	Zee Entertainment Enterprises Ltd.	10,222

	Oil & Gas Production
1,974	Oil & Natural Gas Corp., Ltd.	50,260

	Oil Refining/Marketing
5,241	Reliance Industries Ltd.	331,028

	Pharmaceuticals: Generic Drugs
693	Dr. Reddy’s Laboratories Ltd.	9,340

	Pharmaceuticals: Major
552	Sun Pharma Advanced Research Co., Ltd. *	1,282
323	Sun Pharmaceutical Industries Ltd.	9,367
		10,649
	Pharmaceuticals: Other
1,812	Cipla Ltd.	8,790
220	Glaxosmithkline Pharmaceuticals Ltd.	4,586

837	Glenmark Pharmaceuticals Ltd.	10,561
1,023	Ranbaxy Laboratories Ltd.	9,086
		33,023
	Regional Banks
800	Axis Bank Ltd.	23,156
3,809	HDFC Bank Ltd.	153,914
5,089	ICICI Bank Ltd.	149,758
1,800	ICICI Bank Ltd. (ADR) (a)	109,368
		436,196
	Specialty Telecommunications
1,206	Mahanagar Telephone Nigam Ltd.	3,680

	Steel
1,089	Tata Steel Ltd.	20,936

	Tobacco
8,900	ITC Ltd.	44,675

	Trucks/Construction/Farm Machinery
841	Larsen & Toubro Ltd.	78,798
1,560	Tata Motors Ltd.	27,934
		106,732
	Total India	2,988,412

	Indonesia # (0.7%)
	Coal
564,000	PT Bumi Resources Tbk	400,578

	Motor Vehicles
79,500	PT Astra International Tbk	239,168

	Regional Banks
1,248,000	PT Bank Central Asia Tbk	488,211
270,500	PT Bank Mandiri	99,779
169,500	PT Bank Rakyat Indonesia	130,884
		718,874
	Trucks/Construction/Farm Machinery
421,000	PT United Tractors Tbk	616,471
	Total Indonesia	1,975,091

	Italy # (1.0%)
	Investment Banks/Brokers
637	Mediobanca S.p.A.	12,009

	Life/Health Insurance
20,571	Assicurazioni Generali S.p.A.	878,504

	Major Banks
90,363	Intesa Sanpaolo	645,520
159,793	UniCredit S.p.A.	1,173,048
		1,818,568
	Oilfield Services/Equipment
2,832	Saipem	98,490

	Regional Banks
5,084	Unione di Banche Italiane Scpa	127,277

	Specialty Stores
7,532	Bulgari S.p.A.	87,774
	Total Italy	3,022,622

	Japan # (19.8%)
	Advertising/Marketing Services
1,150	Asatsu - DK Inc. (a)	35,240

	Agricultural Commodities/Milling
6,000	Nisshin Seifun Group Inc.	58,800

	Air Freight/Couriers
21,500	Nippon Express Co., Ltd.	115,967
7,035	Yamato Holdings Co., Ltd. (a)	97,810
		213,777
	Airlines
24,000	Japan Airlines Corp. (a) *	59,081

	Apparel/Footwear
4,546	Onward Kashiyama Co., Ltd. (a)	46,102
2,000	Wacoal Holdings Corp. (a)	27,237
		73,339
	Apparel/Footwear Retail
2,100	Fast Retailing Co., Ltd. (a)	155,733
700	Shimamura Co., Ltd. (a)	57,886
		213,619
	Auto Parts: O.E.M.
16,400	Denso Corp.	593,001
5,059	NGK Spark Plug Co., Ltd. (a)	88,129
2,100	Stanley Electric Co., Ltd.	42,416
2,300	Toyota Industries Corp.	89,680
		813,226
	Automotive Aftermarket
22,400	Bridgestone Corp. (a)	380,206

	Beverages: Alcoholic
10,200	Asahi Breweries, Ltd.	181,776
22,051	Kirin Holdings Co., Ltd.	353,890
7,000	Sapporo Holdings Ltd. (a)	56,151
4,000	Takara Holdings Inc.	23,381
		615,198
	Beverages: Non-Alcoholic
1,500	ITO EN, Ltd. (a)	32,254

	Broadcasting
13	Fuji Television Network, Inc.	20,510
2,600	Tokyo Broadcasting System, Inc.	59,599
		80,109
	Building Products
6,162	JS Group Corp. (a)	107,233
9,500	Nippon Sheet Glass Company, Ltd. (a)	43,429
12,500	Toto Ltd. (a)	99,646
		250,308
	Chemicals: Agricultural
4,500	Nissan Chemical Industries, Ltd.	55,435

	Chemicals: Major Diversified
31,000	Asahi Kasei Corp. (a)	189,260
23,000	Mitsubishi Chemical Holdings Corp. (a)	167,182
		356,442
	Chemicals: Specialty
5,000	Daicel Chemical Industries, Ltd. (a)	28,014
19,588	Dainippon Ink & Chemicals, Inc. (a)	87,454
11,546	Denki Kagaku Kogyo Kabushiki Kaisha	47,455
3,608	JSR Corp. (a)	83,808
7,000	Kaneka Corp.	52,049
9,056	Kuraray Co., Ltd.	108,027

15,099	Mitsubishi Rayon Co., Ltd. (a)	60,441
12,500	Mitsui Chemicals, Inc. (a)	83,709
9,397	Shin-Etsu Chemical Co., Ltd.	494,926
16,000	Showa Denko K.K.	54,789
33,000	Sumitomo Chemical Co., Ltd.	233,348
14,000	Tosoh Corp. (a)	58,547
		1,392,567
	Commercial Printing/Forms
10,500	Dai Nippon Printing Co., Ltd. (a)	151,911
11,000	Toppan Printing Co., Ltd.	110,128
		262,039
	Computer Processing Hardware
42,000	Fujitsu Ltd. (a)	271,954

	Construction Materials
15,000	Taiheiyo Cement Corp. (a)	32,201

	Containers/Packaging
4,817	Toyo Seikan Kaisha, Ltd. (a)	87,546

	Department Stores
3,000	H20 Retailing Corp. (a)	21,490
5,064	Isetan Co., Ltd. (a)	59,126
9,500	J. Front Retailing Co., Ltd. *	61,136
10,707	Marui Group Co., Ltd.	93,891
12,716	Mitsukoshi, Ltd. (a)	50,170
8,540	Takashimaya Co., Ltd. (a)	90,995
		376,808
	Electric Utilities
10,900	Chubu Electric Power Co., Inc.	275,915
16,700	Kansai Electric Power Co., Inc. (The)	417,883
6,500	Kyushu Electric Power Co., Inc.	164,535
12,500	Tohoku Electric Power Co., Inc.	295,117
19,600	Tokyo Electric Power Co., Inc. (The)	509,035
		1,662,485
	Electrical Products
4,000	Fuji Electric Holdings Co., Ltd. (a)	13,417
6,000	Fujikura Ltd.	29,286
17,500	Furukawa Electric Co., Ltd. (The)	70,252
700	Mabuchi Motor Co., Ltd.	38,863
7,500	Matsushita Electric Works, Ltd.	78,799
9,060	NGK Insulators, Ltd.	234,055
2,404	Nidec Corp. (a)	158,715
16,700	Sumitomo Electric Industries, Ltd.	248,291
1,100	Ushio Inc. (a)	22,425
		894,103
	Electronic Components
4,200	Alps Electric Co., Ltd.	48,437
7,750	Citizen Holdings Co., Ltd. (a)	71,204
700	Hirose Electric Co., Ltd. (a)	71,140
9,400	Hoya Corp. (a)	256,238
2,800	Ibiden Co., Ltd. (a)	181,136
4,600	Murata Manufacturing Co., Ltd.	229,258
6,500	Nippon Electric Glass Co., Ltd. (a)	97,025
3,000	Taiyo Yuden Co., Ltd. (a)	35,172
2,952	TDK Corp. (a)	188,596
		1,178,206
	Electronic Equipment/Instruments
23,304	Canon Inc.	1,005,831
747	Keyence Corp. (a)	159,180
10,530	Konica Minolta Holdings, Inc. (a)	169,045
3,700	Kyocera Corp.	295,584

48,500	Matsushita Electric Industrial Co., Ltd. (a)	1,036,610
52,552	Mitsubishi Electric Corp.	489,818
45,500	NEC Corp.	186,972
13,000	Oki Electric Industry Co., Ltd. (a) *	21,307
5,004	Omron Corp.	103,418
14,432	Ricoh Co., Ltd.	225,388
2,600	Seiko Epson Corp. (a)	63,930
78,026	Toshiba Corp. (a)	527,834
4,950	Yokogawa Electric Corp. (a)	47,991
		4,332,908
	Electronic Production Equipment
5,150	Advantest Corp. (a)	113,318
5,700	Tokyo Electron Ltd.	341,647
		454,965
	Electronics/Appliance Stores
2,770	Yamada Denki Co., Ltd.	295,886

	Electronics/Appliances
9,150	Casio Computer Co., Ltd.	97,818
10,400	FUJIFILM Holdings Corp.	407,750
7,000	Nikon Corp. (a)	196,316
4,504	Pioneer Corp.	32,663
45,000	Sanyo Electric Co., Ltd. *	60,166
19,500	Sharp Corp.	336,625
17,196	Sony Corp. (a)	822,208
		1,953,546
	Engineering & Construction
5,000	Chiyoda Corp. (a)	58,114
4,000	Comsys Holdings Corp.	34,465
7,546	JGC Corp. (a)	125,685
32,000	Kajima Corp. (a)	102,363
21,571	Obayashi Corp. (a)	122,706
7,000	Okumura Corp. (a)	39,375
21,000	Shimizu Corporation (a)	107,614
31,000	Taisei Corp. (a)	91,066
		681,388
	Finance/Rental/Leasing
640	Acom Co., Ltd. (a)	16,077
500	Aeon Credit Service Co., Ltd. (a)	7,475
600	Aiful Corp. (a)	12,179
1,300	Credit Saison Co., Ltd. (a)	38,523
850	Promise Co., Ltd. (a)	27,959
1,040	Takefuji Corp.	29,487
		131,700
	Financial Conglomerates
294	Mizuho Financial Group, Inc.	1,393,423

	Food Retail
11,103	Aeon Co., Ltd. (a)	134,650
1,852	FamilyMart Co., Ltd. (a)	55,016
1,603	Lawson, Inc.	57,148
18,100	Seven & I Holdings Co., Ltd.	447,947
		694,761
	Food: Meat/Fish/Dairy
7,000	Meiji Dairies Corp.	37,632
6,000	Nippon Meat Packers, Inc. (a)	67,647
3,200	Yakult Honsha Co., Ltd.	86,707
		191,986
	Food: Specialty/Candy
17,000	Ajinomoto Co., Inc. (a)	182,949
4,500	Kikkoman Corp. (a)	54,514
7,000	Meiji Seika Kaisha, Ltd. (a)	30,631

2,100	Nissin Food Products Co., Ltd. (a)	70,074
4,000	Yamazaki Baking Co., Ltd. (a)	34,689
		372,857
	Gas Distributors
34,000	Osaka Gas Co., Ltd.	130,075
39,000	Tokyo Gas Co., Ltd. (a)	181,731
		311,806
	Home Building
3,956	Daito Trust Construction Co., Ltd.	212,870
21,000	Daiwa House Industry Co., Ltd.	293,166
13,072	Sekisui Chemical Co., Ltd.	85,546
24,046	Sekisui House, Ltd. (a)	266,120
		857,702
	Household/Personal Care
14,500	Kao Corp.	439,868
8,500	Shiseido Company, Ltd.	200,131
1,200	Unicharm Corp.	79,657
		719,656
	Industrial Conglomerates
75,000	Hitachi, Ltd.	562,453
28,500	Kawasaki Heavy Industries, Ltd.	71,725
		634,178
	Industrial Machinery
7,553	Amada Co., Ltd.	64,731
4,500	Daikin Industries, Ltd. (a)	202,289
4,750	Fanuc Ltd.	418,060
25,530	IHI Corp.	51,570
89,550	Mitsubishi Heavy Industries, Ltd.	367,189
1,705	SMC Corp. (a)	190,756
10,000	Sumitomo Heavy Industries, Ltd.	82,588
1,300	THK Co., Ltd.	25,841
		1,403,024
	Industrial Specialties
30,500	Asahi Glass Co., Ltd.	380,255
4,800	Nitto Denko Corp. (a)	234,707
		614,962
	Information Technology Services
1,900	CSK Holdings Corp.	51,810
900	Itochu Techno-Solutions Corp.	25,853
3,050	Nomura Research Institute, Ltd.	80,584
33	NTT Data Corp.	146,028
240	OBIC Co., Ltd. (a)	45,141
21,300	Softbank Corp. (a)	389,371
1,100	TIS Inc. (a)	19,012
		757,799
	Internet Software/Services
393	Yahoo Japan Corp.	150,511

	Investment Banks/Brokers
60,000	Daiwa Securities Group Inc.	530,633
6,500	Matsui Securities Co., Ltd.	45,022
41,450	Nomura Holdings, Inc.	607,740
79	SBI E*TRADE Securities Co., Ltd.	63,179
21,000	Shinko Securities Co., Ltd. (a)	81,358
		1,327,932
	Life/Health Insurance
5,700	T&D Holdings, Inc.	305,940

	Major Banks
44,000	Bank of Yokohama, Ltd. (The)	287,800
25,000	Chiba Bank, Ltd. (The)	185,709
20,623	Chuo Mitsui Trust Holdings, Inc.	141,886

26,000	Joyo Bank, Ltd. (The)	148,470
255,560	Mitsubishi UFJ Financial Group, Inc.	2,531,145
142	Resona Holdings, Inc. (a)	224,958
36,500	Shinsei Bank, Ltd. (a)	167,000
22,000	Shizuoka Bank, Ltd. (The) (a)	241,458
182	Sumitomo Mitsui Financial Group, Inc.	1,438,255
45,081	Sumitomo Trust & Banking Co., Ltd. (The)	286,460
		5,653,141
	Major Telecommunications
44	Nippon Telegraph & Telephone Corp.	210,568

	Marine Shipping
4,000	Mitsui O.S.K. Lines, Ltd. (a)	48,789
28,015	Nippon Yusen Kabushiki Kaisha	228,839
		277,628
	Medical Specialties
4,400	Olympus Corp.	147,497
4,750	Terumo Corp.	258,350
		405,847
	Metal Fabrications
10,000	Minebea Co., Ltd.	53,317
46,000	Mitsubishi Materials Corp. (a)	188,126
28,604	Mitsui Mining & Smelting Co., Ltd. (a)	107,528
17,553	NSK Ltd. (a)	153,028
13,051	NTN Corp. (a)	94,495
		596,494
	Miscellaneous Commercial Services
6,285	Secom Co., Ltd.	321,347
1,030	USS Co., Ltd.	60,082
		381,429
	Miscellaneous Manufacturing
10,527	Ebara Corp.	32,885
6,500	Kurita Water Industries Ltd. (a)	210,135
		243,020
	Motor Vehicles
38,809	Honda Motor Co., Ltd.	1,224,442
57,505	Nissan Motor Co., Ltd. (a)	551,910
62,555	Toyota Motor Corp.	3,403,803
1,100	Yamaha Motor Co., Ltd.	24,872
		5,205,027
	Movies/Entertainment
1,550	Oriental Land Co., Ltd.	91,920
2,450	TOHO Co., Ltd. (a)	59,108
		151,028
	Office Equipment/Supplies
2,500	Kokuyo Co., Ltd.	20,479

	Oil & Gas Production
13	INPEX Holdings Inc.	121,789

	Oil Refining/Marketing
38,000	Nippon Oil Corp. (a)	257,257
5,000	Showa Shell Sekiyu K.K. (a)	43,725
7,000	TonenGeneral Sekiyu K.K. (a)	60,411
		361,393
	Other Consumer Services
1,654	Benesse Corp.	69,046

	Other Metals/Minerals
14,595	Dowa Holdings Co., Ltd.	98,103
10,750	Nippon Mining Holdings, Inc. (a)	63,102
24,500	Sumitomo Metal Mining Co., Ltd.	411,982
		573,187

	Other Transportation
3,000	Mitsubishi Logistics Corp. (a)	36,311

	Packaged Software
1,100	Fuji Soft Inc. (a)	15,279
1,050	Oracle Corp. Japan (a)	46,281
2,200	Trend Micro Inc.	79,176
		140,736
	Personnel Services
1,000	Meitec Corp. (a)	28,978

	Pharmaceuticals: Major
18,600	Takeda Pharmaceutical Co., Ltd.	1,129,588

	Pharmaceuticals: Other
11,100	Astellas Pharma Inc.	480,803
5,906	Chugai Pharmaceutical Co., Ltd. (a)	78,106
15,400	Daiichi Sankyo Co., Ltd.	462,314
5,203	Eisai Co., Ltd. (a)	214,077
7,032	Kyowa Hakko Kogyo Co., Ltd. (a)	70,735
6,181	Shionogi & Co., Ltd. (a)	116,136
3,959	Taisho Pharmaceutical Co., Ltd.	82,030
		1,504,201
	Property - Casualty Insurers
18,568	Millea Holdings, Inc. (a)	708,912
31,000	Mitsui Sumitomo Insurance Co., Ltd.	319,894
21,000	Sompo Japan Insurance Inc. (a)	190,137
		1,218,943
	Pulp & Paper
23	Nippon Paper Group, Inc.	53,799
28,000	Oji Paper Co., Ltd.	119,392
		173,191
	Railroads
34	Central Japan Railway Co.	314,578
83	East Japan Railway Co.	685,600
10,000	Keihin Electric Express Railway Co., Ltd. (a)	67,464
7,000	Keio Corp.	41,305
38,550	Kintetsu Corp. (a)	130,197
21,500	Tobu Railway Co., Ltd. (a)	104,619
23,000	Tokyu Corp. (a)	143,104
14	West Japan Railway Co. (a)	67,627
		1,554,494
	Real Estate Development
4,350	Leopalace21 Corp.	105,074
40,000	Mitsubishi Estate Co., Ltd. (a)	1,063,813
28,500	Mitsui Fudosan Co., Ltd. (a)	653,263
11,500	Sumitomo Realty & Development Co., Ltd. (a)	283,621
10,000	Tokyo Tatemono Co., Ltd.	84,369
		2,190,140
	Real Estate Investment Trusts
21	Japan Real Estate Investment Corp.	247,760
19	Japan Retail Fund Investment Corp.	119,785
26	Nippon Building Fund Inc.	305,256
		672,801
	Recreational Products
2,300	Konami Corp. (a)	69,299
1,908	Nintendo Co., Ltd.	953,811
2,350	Shimano Inc.	90,744
3,200	Yamaha Corp.	65,974
		1,179,828

	Regional Banks
11,500	77 Bank, Ltd. (The)	71,780
10,000	Bank of Kyoto, Ltd. (The)	119,308
21,000	Fukuoka Financial Group, Inc.	127,585
42,000	Hokuhoku Financial Group, Inc.	130,161
20,000	Nishi-Nippon City Bank, Ltd. (The)	53,870
		502,704
	Semiconductors
1,300	NEC Electronics Corp. (a) *	26,180
3,605	Rohm Co., Ltd.	265,625
4,000	Sanken Electric Co., Ltd	20,373
		312,178
	Specialty Stores
2,000	Shimachu Co., Ltd. (a)	55,671
4,000	UNY Co., Ltd.	31,669
		87,340
	Steel
8,300	JFE Holdings, Inc.	384,105
42,000	Kobe Steel, Ltd.	140,551
108,108	Nippon Steel Corp. (a)	650,070
65,000	Sumitomo Metal Industries, Ltd.	306,922
		1,481,648
	Textiles
3,571	Nisshinbo Industries, Inc.	38,395
20,608	Teijin Ltd.	81,322
31,000	Toray Industries, Inc. (a)	209,945
		329,662
	Tobacco
97	Japan Tobacco Inc.	516,634

	Trucks/Construction/Farm Machinery
1,000	Hitachi Construction Machinery Co., Ltd. (a)	23,249
27,300	Komatsu Ltd.	659,000
38,000	Kubota Corp.	273,821
		956,070
	Wholesale Distributors
38,051	Itochu Corp.	349,054
74,550	Marubeni Corp.	511,790
35,100	Mitsubishi Corp.	920,013
43,000	Mitsui & Co., Ltd.	885,080
25,800	Sumitomo Corp.	356,552
		3,022,489
	Wireless Telecommunications
57	NTT DoCoMo, Inc.	89,683
	Total Japan	58,379,568

	Luxembourg # (0.4%)
	Steel
18,412	ArcelorMittal	1,223,911

	Malaysia # (0.2%)
	Agricultural Commodities/Milling
78,800	IOI Corporation Behard	173,789
17,900	Kuala Lumpur Kepong Berhad	97,199
		270,988
	Engineering & Construction
96,500	IJM Corp. Berhad	225,854
	Total Malaysia	496,842

	Mexico (0.3%)
	Discount Stores
50,200	Wal-Mart de Mexico S.A.B. de C.V. (Series V)	180,801

	Home Building
2,600	Desarrolladora Homex S.A.B. de C.V. (ADR) (a) *	142,818
14,300	Urbi, Desarrollos Urbanos, S.A.B. de C.V. *	50,565
		193,383
	Real Estate Development
28,100	Corporacion GEO, S.A.B. de C.V. (Series B) *	90,047

	Regional Banks
73,500	Grupo Financiero Banorte S.A.B. de C.V. (O Shares)	305,444
	Total Mexico	769,675

	Netherlands # (2.2%)
	Aerospace & Defense
5,703	European Aeronautic Defence and Space Co. (a)	144,476

	Air Freight/Couriers
10,856	TNT N.V.	402,135

	Beverages: Alcoholic
15,986	Heineken N.V.	898,173

	Chemicals: Major Diversified
2,125	Koninklijke DSM N.V.	89,808

	Construction Materials
11,841	James Hardie Industries N.V. (CDI)	67,263

	Electronic Equipment/Instruments
1,904	Oce N.V.	38,277

	Electronic Production Equipment
7,109	ASML Holding N.V. *	189,427

	Financial Conglomerates
22,242	ING Groep N.V. (Share Certificates)	724,112

	Food: Major Diversified
31,798	Unilever N.V. (Share Certificates)	1,034,677

	Industrial Conglomerates
14,268	Koninklijke (Royal) Philips Electronics N.V.	559,742

	Industrial Specialties
3,840	Akzo Nobel N.V.	284,139

	Life/Health Insurance
32,935	Aegon N.V.	491,577

	Major Telecommunications
29,992	Koninklijke (Royal) KPN N.V.	544,367

	Medical Specialties
3,625	Qiagen N.V. *	73,593

	Oilfield Services/Equipment
1,439	Furgo N.V. (Share Certificates)	98,472
3,656	SBM Offshore N.V.	105,850
		204,322
	Personnel Services
588	Vedior N.V. (Share Certificates)	14,426

	Publishing: Books/Magazines
8,862	Reed Elsevier N.V.	161,905
4,941	Wolters Kluwer N.V.	141,253
		303,158
	Real Estate Investment Trusts
1,007	Corio N.V.	82,958
410	Wereldhave N.V.	45,705
		128,663
	Semiconductors
15,686	STMicroelectronics N.V.	196,002
	Total Netherlands	6,388,337

	Norway # (1.9%)
	Chemicals: Agricultural
18,998	Yara International ASA	918,525

	Contract Drilling
4,600	Seadrill Ltd. *	96,152

	Electrical Products
4,200	Renewable Energy Corp. *	109,757

	Engineering & Construction
4,240	Aker Kvaerner ASA	79,148

	Financial Conglomerates
8,797	DnB Norske ASA	114,861

	Food: Specialty/Candy
40,530	Orkla ASA	535,444

	Industrial Conglomerates
26,167	Norsk Hydro ASA	313,520

	Integrated Oil
99,753	StatoilHydro ASA	2,608,095

	Major Telecommunications
22,491	Telenor ASA	465,366

	Miscellaneous Manufacturing
515	Tomra Systems ASA (a)	3,108

	Oilfield Services/Equipment
4,900	Acergy S.A.	89,167
15,532	Ocean Rig ASA *	107,063
6,660	Prosafe SE	95,875
		292,105
	Telecommunication Equipment
6,311	Tandberg ASA	110,402
	Total Norway	5,646,483

	Philippines # (0.7%)
	Alternative Power Generation
694,585	PNOC Energy Development Corp.	103,705

	Electric Utilities
52,000	Manila Electric Co.	104,390

	Financial Conglomerates
14,810	Ayala Corp.	174,304

	Real Estate Development
1,167,926	Ayala Land, Inc.	412,067
1,024,000	Megaworld Corp.	71,532
16,690	SM Investments Corp.	125,220
421,000	SM Prime Holdings Inc.	102,243
		711,062
	Regional Banks
92,661	Banco de Oro - EPCI Inc.	121,958
130,060	Bank of the Philippine Islands	184,919
48,400	Metropolitan Bank & Trust Co.	47,955
		354,832
	Specialty Telecommunications
5,700	Philippine Long Distance Telephone Co.	424,170

	Wireless Telecommunications
3,060	Globe Telecom, Inc.	117,521
	Total Philippines	1,989,984

	Poland # (0.9%)
	Aluminum
118	Grupa Kety S.A.	6,152

	Information Technology Services
733	Prokom Software S.A.	35,970

	Major Telecommunications
47,214	Telekomunikacja Polska S.A.	452,576

	Oil Refining/Marketing
20,425	Polski Koncern Naftowy Orlen S.A. *	344,128

	Other Metals/Minerals
8,725	KGHM Polska Miedz S.A.	327,522

	Publishing: Newspapers
2,517	Agora S.A.	49,527

	Regional Banks
9,849	Bank Pekao S.A.	795,097
666	Bank Przemyslowo-Handlowy BPH	26,416
1,784	Bank Zachodni WBK S.A.	139,504
25,556	Powszechna Kasa Oszczednosci Bank Polski S.A.	479,464
		1,440,481
	Total Poland	2,656,356

	Portugal # (0.3%)
	Cable/Satellite Tv
9,777	PT Multimedia - Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	130,376

	Electric Utilities
25,212	Energias de Portugal, S.A. (a)	160,803

	Major Telecommunications
22,173	Portugal Telecom, SGPS, S.A. (Registered Shares)	285,852

	Other Transportation
13,568	Brisa (a)	201,268

	Regional Banks
62,564	Banco Comercial Portugues, S.A. (Registered Shares) (a)	194,650
	Total Portugal	972,949

	Russia (0.7%)
	Electric Utilities
470	RAO Unified Energy System of Russia (Registered GDR) #	47,056

	Food: Meat/Fish/Dairy
1,700	Wimm-Bill-Dann Foods (ADR) (a)	197,200

	Integrated Oil
6,780	Gazprom (Sponsored ADR) #	327,957
1,943	Lukoil (Sponsored ADR) (a) #	134,015
		461,972
	Oil & Gas Production
900	Surgutneftegaz (Sponsored ADR) #	42,549
815	Taftneft (Sponsored Registered GDR) #	81,819
		124,368
	Other Metals/Minerals
959	JSC MMC Norilsk Nickel (ADR) (a) #	231,649

	Precious Metals
800	Polyus Gold (Sponsored ADR) (a)	40,600

	Regional Banks
359	Sberbank (Registered GDR) #	160,480

	Steel
3,500	Novolipetsk Steel (Registered GDR)	129,785
6,900	Severstal (Registered GDR)	147,646
		277,431
	Wireless Telecommunications
2,700	Mobile Telesystems (Sponsored ADR) (a)	224,559
7,000	Vimpel-Communications (Sponsored ADR) *	241,080
		465,639
	Total Russia	2,006,395

	Singapore # (2.0%)
	Aerospace & Defense
61,334	Singapore Technologies Engineering Ltd.	146,186

	Air Freight/Couriers
69,000	Singapore Post Ltd.	52,810

	Airlines
24,267	Singapore Airlines Ltd.	267,253

	Electronic Components
12,696	Venture Corp., Ltd.	93,859

	Food: Major Diversified
48,000	Olam International Ltd.	91,057

	Hospital/Nursing Management
28,000	Parkway Holdings Ltd.	71,195

	Industrial Conglomerates
62,000	Fraser & Neave Ltd.	211,768
50,000	Keppel Corp. Ltd.	408,780
		620,548
	Investment Banks/Brokers
35,479	Singapore Exchange Ltd.	248,449

	Major Banks
48,393	DBS Group Holdings Ltd.	606,114
110,078	Oversea-Chinese Banking Corp., Ltd.	584,247
		1,190,361
	Major Telecommunications
322,600	Singapore Telecommunications Ltd.	838,158

	Marine Shipping
38,000	Cosco Corp (Singapore) Ltd.	123,285
35,000	Neptune Orient Lines Ltd.	80,556
		203,841
	Miscellaneous Commercial Services
7,973	Raffles Education Corp., Ltd.	13,289

	Other Transportation
87,068	ComfortDelGro Corp., Ltd.	97,711

	Publishing: Newspapers
68,328	Singapore Press Holdings Ltd.	212,688

	Real Estate Development
55,000	Capitaland Ltd.	231,278
24,455	City Developments Ltd.	196,790
17,000	Keppel Land Ltd.	75,133
11,000	Singapore Land Ltd.	47,198
27,673	UOL Group Ltd.	72,158
		622,557
	Real Estate Investment Trusts
45,000	Ascendas Real Estate Investment Trust	69,469
39,700	CapitaMall Trust	84,676
4,800	K-REIT Asia	5,101
		159,246
	Regional Banks
51,489	United Overseas Bank Ltd.	637,530

	Specialty Stores
9,031	Jardine Cycle & Carriage Ltd.	125,605

	Trucks/Construction/Farm Machinery
38,511	SembCorp Industries Ltd.	126,861
36,400	SembCorp Marine Ltd.	81,375
		208,236
	Water Utilities
29,000	Hyflux Ltd. (a)	59,482
	Total Singapore	5,960,061

	South Africa # (0.0%)
	Pulp & Paper
4,693	Mondi Ltd.	40,644

	South Korea # (0.4%)
	Airlines
270	Korean Air Lines Co., Ltd.	19,582

	Chemicals: Specialty
320	LG Chem Ltd.	26,426

	Department Stores
72	Shinsegae Co., Ltd.	47,138

	Electric Utilities
1,140	Korea Electric Power Corp.	45,757

	Electronic Distributors
430	LG.Philips LCD Co., Ltd.	18,631

	Electronics/Appliances
380	LG Electronics Inc.	37,086

	Engineering & Construction
120	Daelim Industrial Co., Ltd.	16,440
160	Doosan Heavy Industries and Construction Co., Ltd.	16,056
200	GS Engineering & Construction Co., Ltd.	24,583
300	Hyundai Engineering & Construction Co., Ltd. *	22,593
170	Samsung Engineering Co., Ltd.	16,642
		96,314
	Financial Conglomerates
1,450	Shinhan Financial Group Co., Ltd.	77,991

	Industrial Conglomerates
90	SK Holdings Co., Ltd.	13,425

	Industrial Machinery
170	Hyundai Mobis	14,010

	Internet Software/Services
179	NHN Corp. *	39,044

	Investment Banks/Brokers
310	Samsung Securities Co., Ltd.	21,615

	Major Banks
1,300	Kookmin Bank	86,060

	Major Telecommunications
1,050	KT Corp.	55,887

	Motor Vehicles
580	Hyundai Motor Co.	45,174
1,190	Kia Motors Corp. *	13,065
		58,239
	Oil Refining/Marketing
230	S-Oil Corp.	16,162

	Property - Casualty Insurers
150	Samsung Fire & Marine Insurance Co., Ltd.	29,826

	Regional Banks
610	Hana Financial Group Inc.	29,747

	Semiconductors
438	Samsung Electronics Co., Ltd.	280,841

	Steel
283	POSCO	153,304

	Tobacco
550	KT&G Corp.	47,342

	Trucks/Construction/Farm Machinery
420	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	13,437
450	Doosan Infracore Co., Ltd.	10,449
150	Hyundai Heavy Industries Co., Ltd.	50,961
40	Hyundai Mipo Dockyard Co., Ltd.	7,676
		82,523

	Wholesale Distributors
580	Samsung Corp.	30,850
	Total South Korea	1,327,800

	Spain # (3.0%)
	Apparel/Footwear Retail
2,411	Industria de Diseno Textil, S.A.	121,029

	Broadcasting
1,557	Antena 3 de Television S.A. (a)	21,936

	Electric Utilities
50,780	Iberdola S.A.	776,375
1,810	Union Fenosa, S.A.	120,623
		896,998
	Electrical Products
3,863	Gamesa Corporacion Tecnologica, S.A.	147,212

	Engineering & Construction
360	Acciona S.A.	91,645
3,150	ACS, Actividades de Construccion y Servicios, S.A.	165,344
2,457	Cintra Concesiones de Infraestructuras de Transporte S.A. (a)	35,677
395	Fomento de Construcciones y Contratas S.A.	26,318
804	Grupo Ferrovial, S.A. (a)	51,869
		370,853
	Gas Distributors
15,412	Gas Natural SDG, S.A. (a)	850,060

	Information Technology Services
762	Indra Sistemas, S.A.	19,677

	Integrated Oil
12,776	Repsol YPF, S.A.	407,445

	Major Banks
40,669	Banco Bilbao Vizcaya Argentaria, S.A.	857,794
78,793	Banco Santander S.A.	1,382,093
		2,239,887
	Major Telecommunications
106,771	Telefonica S.A.	3,126,477

	Other Transportation
4,825	Abertis Infraestructuras S.A. (a)	146,958

	Real Estate Development
891	Sacyr Vallehermoso S.A. (a)	28,501

	Regional Banks
10,446	Banco Popular Espanol S.A. (a)	161,390

	Steel
2,965	Acerinox, S.A. (a)	69,958

	Tobacco
4,883	Altadis, S.A.	365,296
	Total Spain	8,973,677

	Sweden # (2.7%)
	Advertising/Marketing Services
3,361	Eniro AB	27,842

	Apparel/Footwear Retail
7,600	Hennes & Mauritz AB (B Shares) (a)	411,808

	Broadcasting
1,578	Modern Times Group AB (B Shares) (a)	95,105

	Electronics/Appliances
4,900	Electrolux AB (B Shares) (a)	76,827

	Engineering & Construction
9,280	Skanska AB (B Shares)	159,139

	Household/Personal Care
14,058	Svenska Cellulosa AB (B Shares)	225,986

	Industrial Machinery
500	Alfa Laval AB	26,900
7,800	Assa Abloy AB (B Shares) (a)	136,153
53,920	Atlas Copco AB (A Shares)	772,635
11,444	Atlas Copco AB (B Shares)	150,523
54,745	Sandvik AB	789,010
		1,875,221
	Major Banks
11,750	Skandinaviska Enskilda Banken AB (A Shares)	266,539
19,500	Svenska Handelsbanken AB (A Shares)	546,149
		812,688
	Major Telecommunications
3,205	Tele2 AB (B Shares)	65,406
38,848	TeliaSonera AB	343,997
		409,403
	Medical Specialties
6,560	Getinge AB (B Shares) (a)	153,336

	Metal Fabrications
6,408	SKF AB (B Shares)	114,925

	Miscellaneous Commercial Services
1,600	Securitas AB (B Shares) (a)	19,552
2,000	Securitas Systems AB (B Shares) (a)	5,784
		25,336
	Oil & Gas Production
10,515	Lundin Petroleum AB (a) *	104,017

	Other Consumer Services
2,000	Securitas Direct AB (B Shares) *	7,866

	Pulp & Paper
1,250	Holmen AB (B Shares) (a)	41,770

	Regional Banks
69,334	Nordea Bank AB	938,592

	Steel
4,500	SSAB Svenskt Stal AB (Series A) (a)	118,497

	Telecommunication Equipment
479,194	Telefonaktiebolaget LM Ericsson (B Shares)	1,085,862

	Tobacco
17,513	Swedish Match AB	387,186

	Tools/Hardware
4,900	Husqvarna AB (B Shares) (a)	49,990

	Trucks/Construction/Farm Machinery
9,600	Scania AB (B Shares)	198,523
12,785	Volvo AB (A Shares)	171,158
26,150	Volvo AB (B Shares)	349,349
		719,030
	Total Sweden	7,840,426

	Switzerland # (6.2%)
	Building Products
960	Geberit AG (Registered Shares)	133,259
2,000	Schindler Holding AG (Participation Certificates)	119,755
		253,014
	Chemicals: Agricultural
4,259	Syngenta AG (Registered Shares)	1,123,312

	Chemicals: Specialty
1,354	Ciba Specialty Chemicals AG (Registered Shares)	54,802
770	Lonza Group AG (Registered Shares)	98,649
		153,451
	Computer Peripherals
5,198	Logitech Intenational S.A. (Registered Shares) *	158,496

	Construction Materials
4,656	Holcim Ltd. (Registered Shares)	450,650

	Electronic Equipment/Instruments
984	Kudelski S.A. - Bearer	16,170

	Financial Conglomerates
20,800	UBS AG (Registered Shares)	860,765

	Food: Major Diversified
10,087	Nestle S.A. (Registered Shares)	4,508,209

	Household/Personal Care
138	Givaudan S.A. (Registered Shares)	135,647

	Industrial Conglomerates
14,900	ABB Ltd. (Sponsored ADR) ##	372,500
40,208	ABB Ltd. (Registered Shares)	1,006,020
146	OC Oerlikon AG (Registered Shares) (a) *	52,924
		1,431,444
	Major Banks
15,208	Credit Suisse Group (Registered Shares)	861,896

	Major Telecommunications
489	Swisscom AG (Registered Shares)	194,761

	Medical Specialties
1,081	Nobel Biocare Holding AG (Bearer Shares)	267,625
489	Straumann Holding AG (Registered Shares)	125,282
		392,907
	Miscellaneous Commercial Services
22	SGS SA (Registered Shares)	28,590

	Multi-Line Insurance
1,117	Zurich Financial Services AG (Registered Shares)	318,283

	Other Consumer Specialties
23,019	Compagnie Financiere Richemont AG (“A” Bearer Shares) (Units) +	1,316,504
2,648	Swatch Group AG (Bearer Shares)	712,658
1,148	Swatch Group AG (Registered Shares)	60,174
		2,089,336
	Personnel Services
238	Adecco S.A. (Registered Shares)	12,470

	Pharmaceuticals: Major
43,858	Novartis AG (Registered Shares)	2,219,411
13,192	Roche Holding AG	2,390,112
		4,609,523
	Property - Casualty Insurers
10,359	Swiss Re (Registered Shares)	776,047
	Total Switzerland	18,374,971

	Thailand # (0.1%)
	Coal
17,100	Banpu Public Co., Ltd.	225,729

	Turkey # (1.2%)
	Beverages: Alcoholic
18,892	Anadolu Efes Biracilik ve Malt Sanayii A.S.	190,219

	Electronics/Appliances
10,662	Arcelik A.S.	61,276

	Financial Conglomerates
38,745	Haci Omer Sabanci Holding A.S.	164,016

	Food Retail
7,968	Migros Turk T.A.S.	128,312

	Industrial Specialties
37,972	Turk Sise ve Cam Fabrikalari A.S.	54,264

	Miscellaneous Manufacturing
43,859	Dogan Sirketler Grubu Holding A.S. *	60,566

	Motor Vehicles
12,086	Ford Otomotiv Sanayi A.S.	125,848
33,561	Koc Holding A.S. *	134,287
		260,135
	Oil Refining/Marketing
10,093	Tupras-Turkiye Petrol Rafinerileri A.S.	259,036

	Property - Casualty Insurers
13,547	Aksigorta A.S.	56,774

	Publishing: Newspapers
20,041	Dogan Yayin Holding A.S. *	61,263

	Regional Banks
82,803	Akbank T.A.S.	483,261
75,699	Turkiye Garanti Bankasi A.S.	484,210
103,916	Turkiye Is Bankasi (Series C)	521,410
62,102	Turkiye Vakiflar Bankasi T.A.O. (D Shares) (Units) +	154,217
51,323	Yapi ve Kredi Bankasi A.S. *	137,131
		1,780,229
	Steel
32,003	Eregli Demir ve Celik Fabrikalari T.A.S.	204,170

	Wireless Telecommunications
41,876	Turkcell Iletisim Hizmetleri A.S.	376,396
	Total Turkey	3,656,656

	United Kingdom # (18.5%)
	Advertising/Marketing Services
41,232	WPP Group PLC	508,839
12,062	Yell Group PLC	80,382
		589,221
	Aerospace & Defense
69,906	BAE Systems PLC	651,271
23,713	Cobham PLC	86,971
11,324	Meggitt PLC	64,762
40,392	Rolls-Royce Group PLC *	381,510
475	Rolls-Royce Group PLC (B Shares)	1
		1,184,515
	Airlines
14,329	British Airways PLC *	95,132

	Apparel/Footwear
15,676	Burberry Group PLC	136,474

	Auto Parts: O.E.M.
10,171	GKN PLC	53,634
2,453	TI Automotive Ltd. (A Shares) *	0
		53,634
	Beverages: Alcoholic
70,772	Diageo PLC	1,423,834
5,160	SABMiller PLC	111,532
		1,535,366
	Broadcasting
103,091	ITV PLC	148,611

	Cable/Satellite Tv
29,993	British Sky Broadcasting Group PLC	327,915

	Casino/Gaming
14,030	Ladbrokes PLC	83,558
10,233	William Hill PLC	83,041
		166,599
	Catalog/Specialty Distribution
10,876	Home Retail Group PLC	61,747

	Chemicals: Major Diversified
8,136	Johnson Matthey PLC	302,712

	Containers/Packaging
10,347	Rexam PLC	86,974

	Department Stores
22,378	Marks & Spencer Group PLC	197,474
3,491	Next PLC	98,373
		295,847
	Electric Utilities
4,096	International Power PLC	32,499
64,113	National Grid PLC	986,621
20,431	Scottish & Southern Energy PLC	620,796
2,429	United Utilities PLC	34,632
		1,674,548
	Electronic Equipment/Instruments
5,721	Invensys PLC *	25,989

	Electronics/Appliance Stores
26,580	DSG International PLC	40,288
4,063	Kesa Electricals PLC	19,541
		59,829
	Engineering & Construction
6,257	AMEC PLC	85,819
11,318	Balfour Beatty PLC	95,119
		180,938
	Environmental Services
10,648	Biffa PLC	64,369

	Financial Conglomerates
5,265	Close Brothers Group PLC	87,016
103,122	Lloyds TSB Group PLC	907,950
		994,966
	Financial Publishing/Services
27,278	Reuters Group PLC	330,870

	Food Retail
27,910	Sainsbury (J) PLC	221,817
151,131	Tesco PLC	1,260,925
		1,482,742
	Food: Major Diversified
29,011	Unilever PLC	953,364

	Food: Specialty/Candy
44,003	Cadbury Schweppes PLC	485,709
15,384	Tate & Lyle PLC	149,688
		635,397
	Gas Distributors
54,214	Centrica PLC	357,545

	Home Building
3,603	Barratt Developments PLC	30,579
1,777	Berkeley Group Holdings PLC (The) (Units) + *	35,767
3,901	Persimmon PLC	60,213
17,270	Taylor Wimpey PLC	62,095
		188,654
	Home Improvement Chains
16,731	Kingfisher PLC	48,937

	Hotels/Resorts/Cruiselines
4,309	Carnival PLC	187,207
8,641	InterContinental Hotels Group PLC	133,379
		320,586
	Household/Personal Care
22,997	Reckitt Benckiser Group PLC	1,203,803

	Industrial Conglomerates
9,009	Kelda Group PLC	194,555
7,896	Smiths Group PLC	156,580
19,933	Tomkins PLC	69,654
		420,789
	Industrial Machinery
6,480	FKI PLC	6,547

	Information Technology Services
25,495	LogicaCMG PLC	55,114
15,724	Misys PLC	54,406
		109,520

	Integrated Oil
71,632	BG Group PLC	1,576,374
373,910	BP PLC	3,966,290
79,903	Royal Dutch Shell PLC (A Shares)	2,845,754
55,821	Royal Dutch Shell PLC (B Shares)	1,931,170
		10,319,588
	Investment Banks/Brokers
1,519	ICAP PLC	20,393
869	London Stock Exchange Group PLC	29,206
		49,599
	Investment Managers
8,214	3i Group PLC	153,049
26,317	Man Group PLC	289,283
3,645	Schroders PLC	79,415
		521,747
	Life/Health Insurance
48,301	Friends Provident PLC	133,796
46,108	Prudential PLC	595,595
		729,391
	Major Banks
106,345	Barclays PLC	1,002,594
61,582	HBOS PLC	850,475
182,199	HSBC Holdings PLC	2,731,829
152,769	Royal Bank of Scotland Group PLC	1,167,089
		5,751,987
	Major Telecommunications
175,896	BT Group PLC	913,798

	Medical Specialties
26,573	Smith & Nephew PLC	362,403

	Miscellaneous Commercial Services
10,545	BBA Aviation PLC	39,290
10,926	Experian Group Ltd.	96,469
4,556	G4S PLC	20,001
5,673	Rentokil Initial PLC	12,217
1,852	Serco Group PLC	15,437
		183,414
	Miscellaneous Manufacturing
9,042	IMI PLC	67,831

	Multi-Line Insurance
63,577	Aviva PLC	796,303
163,194	Legal & General Group PLC	431,714
793	Resolution PLC	11,283
		1,239,300
	Other Metals/Minerals
38,216	Anglo American PLC	2,089,843
60,896	BHP Billiton PLC	1,804,940
28,490	Rio Tinto PLC	2,843,502
19,730	Xstrata PLC	1,508,296
		8,246,581
	Other Transportation
3,603	Arriva PLC	52,677
9,153	FirstGroup PLC	120,219
9,091	Stagecoach Group PLC	43,477
		216,373
	Packaged Software
34,750	Sage Group PLC (The)	153,391

	Personnel Services
1,773	Capita Group PLC	23,228
4,987	Hays PLC	10,165
		33,393

	Pharmaceuticals: Major
25,311	AstraZeneca PLC	1,055,803
95,197	GlaxoSmithKline PLC	2,246,911
		3,302,714
	Publishing: Books/Magazines
4,482	EMAP PLC	81,952
14,710	Pearson PLC	203,508
20,124	Reed Elsevier PLC	243,161
		528,621
	Publishing: Newspapers
6,397	Daily Mail and General Trust	67,551
5,167	United Vusiness Media PLC	56,627
		124,178
	Pulp & Paper
8,223	Bunzl PLC	103,538
11,731	Mondi PLC	90,606
		194,144
	Railroads
3,313	National Express Group PLC	77,314

	Real Estate Investment Trusts
8,120	British Land Company PLC	163,013
4,436	Hammerson PLC	100,798
7,260	Land Securities Group PLC	231,948
3,868	Liberty International PLC	82,870
5,810	Segro PLC	58,895
		637,524
	Restaurants
52,088	Compass Group PLC	329,694
6,319	Punch Taverns PLC	88,111
4,927	Whitbread PLC	134,150
		551,955
	Retail - Specialty
17,719	Enterprise Inns PLC	158,121

	Semiconductors
30,903	ARM Holdings PLC	72,304
2,965	CSR PLC *	31,389
		103,693
	Specialty Stores
7,209	Galiform PLC *	11,074
22,954	Signet Group PLC	30,131
		41,205
	Tobacco
31,064	British American Tobacco PLC	1,112,479
14,365	Imperial Tobacco Group PLC	699,854
		1,812,333
	Utilities
6,863	Severn Trent PLC	194,066

	Wholesale Distributors
16,483	Electrocomponents PLC	62,574
12,575	Wolseley PLC	173,434
		236,008
	Wireless Telecommunications
1,092,548	Vodafone Group PLC	3,834,347
	Total United Kingdom	54,629,159

	United States # (0.1%)
	Medical Specialties
2,282	Synthes, Inc.	291,593

	Total Common Stocks
	(Cost $209,714,315)	269,925,651

	Preferred Stocks (1.6%)

	Brazil (1.1%)
	Beverages: Alcoholic
1,976	Companhia de Bebidas das Americas	138,736

	Containers/Packaging
6,628	Klabin S.A.	22,947

	Electric Utilities
2,007	Centrais Eletricas Brasileiras S.A. (Class B)	25,421
2,653	Companhia Energetica de Minas Gerais	42,170
		67,591
	Food: Meat/Fish/Dairy
50,166	Sadia S.A.	261,525

	Integrated Oil
20,154	Petroleo Brasileiro S.A.	921,195

	Major Telecommunications
2,200	Brasil Telecom Participacoes S.A.	30,805

	Miscellaneous Commercial Services
229	Contax Participacoes S.A.	6,467

	Other Metals/Minerals
22,464	Companhia Vale do Rio Doce (Class A)	571,753

	Pulp & Paper
3,765	Aracruz Celulose S.A. (B Shares)	26,734
586	Votorantim Celulose e Papel S.A.	17,094
		43,828
	Regional Banks
6,607	Banco Bradesco S.A.	175,523
18,116	Banco Itau Holding Financeira S.A.	407,121
2,450	Unibanco - Uniao de Bancos Brasileiros S.A. (GDR) (a) (Units) +	320,460
		903,104
	Specialty Telecommunications
1,982,422	Embratel Participacoes S.A.	7,833
3,213	Tele Norte Leste Participacoes S.A.	82,928
		90,761
	Steel
3,206	Gerdau S.A.	82,583
118	Usinas Siderurgicas de Minas Gerais S.A. (Class A)	5,534
		88,117
	Wireless Telecommunications
3,012	Vivo Participacoes S.A. *	17,380
	Total Brazil	3,164,209

	Colombia (0.1%)
	Regional Banks
5,100	Bancolombia S.A. (Sponsored ADR)	170,391

	Germany # (0.4%)
	Electric Utilities
829	RWE AG NV	87,523

	Household/Personal Care
3,893	Henkel KGaA - Vorzug	178,208

	Motor Vehicles
290	Porsche Automobil Holding SE (a)	521,713
2,054	Volkswagen AG	285,944
		807,657
	Total Germany	1,073,388

	Japan # (0.0%)
	Beverages: Non-Alcoholic
509	ITO EN, Ltd. (a)	7,800

	Russia (0.0%)
	Oil & Gas Production
1,100	Surgutneftegaz (Sponsored ADR) (a)	50,050

	South Korea # (0.0%)
	Semiconductors
77	Samsung Electronics Co., Ltd.	35,577

	Total Preferred Stocks
	(Cost $4,020,148)	4,501,415

NUMBER OF
RIGHTS
	Rights (0.0%)
	Brazil
	Regional Banks
143	Banco Bradesco S.A. *
	(Cost $0)	324

NUMBER OF
SHARES (000)
	Short-Term Investments (16.0%)
	Investment Company (d) (5.8%)
17,143	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost 17,142,798)	17,142,798

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Debt Securities held as Collateral on Loaned Securities (10.2%)

$1,001	Alliance and Leister PLC, 4.54%, 09/02/08 (c)	1,000,889
500	Bancaja, 4.04%, 11/12/08 (c)	500,445
500	Bank of New York Co., Inc., 4.41%, 08/08/08 (c)	500,445
500	BASF AG, 3.89%, 08/19/08 (c)	500,422
1,001	BNP Paribas MTN, 4.90%, 05/19/08 (c)	1,000,889
2,002	Cam U.S. Finance S.A. Unipersonal, 4.71%, 07/25/08 (c)	2,001,779
1,001	Canadian Imperial Bank N.Y., 3.17%, 07/28/08 (c)	1,000,889
1,802	CIT Group Holdings, 3.97%, 06/18/08 (c)	1,801,601
3,887	Citigroup Global Markets, Inc., 3.14%, 02/01/08	3,887,217
1,001	Credit Suisse First Boston, N.Y., 3.07%, 03/14/08 (c)	1,000,889
	First Tennessee Bank
500	4.04%, 08/15/08 (c)	500,445
2,002	4.05%, 08/15/08 (c)	2,001,711
500	Goldman Sachs Group, Inc., 4.31%, 09/12/08 (c)	500,445
500	HSBC Finance Corp., 4.55%, 08/05/08 (c)	500,445
2,002	IBM Corp., 4.55%, 09/08/08 (c)	2,001,779
1,001	Macquarie Bank Ltd., 3.95%, 08/20/08 (c)	1,000,890

1,501	Metropolitan Life Global Funding, 3.92%, 08/21/08 (c)		1,501,334
2,002	Morgan Stanley Institutional Liquidity Funds, 4.27%, 02/01/08		2,001,779
2,002	National Bank Canada, 4.62%, 04/02/08 (c)		2,001,657
2,002	National Rural Utilities Coop., Fin., 4.64%, 09/02/08 (c)		2,001,779
1,161	Nationwide Building Society, 4.92%, 07/28/08 (c)		1,161,032
	Unicredito Italiano Bank (IRE) PLC
1,101	4.25%, 08/14/08 (c)		1,100,991
701	4.46%, 08/08/08 (c)		700,623
	Total Short-Term Debt Securities held as Collateral on Loaned Securities (Cost $30,170,375)		30,170,375
	Total Short-Term Investments (Cost $47,313,173)		47,313,173

	Total Investments
	(Cost $261,047,636) (b) (e)	108.9%	321,740,563
	Liabilities in Excess of Other Assets	(8.9)	(26,196,670)
	Net Assets	100.0%	$295,543,893

ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
GDR	Global Depositary Receipt.
PPS	Price Protected Shares.
*	Non-income producing security.
**	Comprised of securities in separate entities that are traded as a single stapled security.
+	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
#

Securities with total market value equal to $267,159,339 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

##	Security noted was not fair valued.
(a)	All or portion of this security was on loan as of January 31, 2008. The total value of the loaned securities and related collateral outstanding were $28,922,127 and $30,170,375 respectively.
(b)	Securities have been designated as collateral in an amount equal to $114,085,060, in connection with open forward foreign currency contracts and open futures contracts.
(c)	Variable/Floating rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on Janurary 31, 2008.
(d)

The fund invests in Morgan Stanley Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley International Fund

FUTURES CONTRACTS OPEN AT JANUARY 31, 2008:

				Unrealized
Number of	Long/	Description, Delivery,	Underlying Face	Appreciation
Contracts	Short	Month and Year	Amount at Value	(Depreciation)
28	Long	HANG SENG Index Future February/2008	4,218,251	$(191,605)
26	Long	FTSE 100 Index Future March/2008	3,036,987	60,005
23	Long	SPI 200 Future March/2008	2,898,653	(285,429)
91	Long	MSCI TAIWAN Index Future February/2008	2,669,940	(77,668)
15	Long	H-SHARES Index Future February/2008	1,201,162	(103,029)
15	Long	CAC40 10 EURO Future February/2008	1,088,154	(121,544)
5	Long	MSCI SINGAPORE Index Future February/2008	254,905	(9,538)
12	Short	TOPIX Index Future March/2008	(1,518,830)	(68,079)
22	Short	DAX Index Future March/2008	(5,650,618)	(217,111)

Net Unrealized Depreciation				$(1,013,998)

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JANUARY 31, 2008:

					UNREALIZED
CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)
	$1,792,312	AUD	2,029,798	3/13/2008	$18,662
	$1,616,635	CHF	1,773,400	3/13/2008	25,597
EUR	2,575,527		$3,788,137	3/13/2008	(36,435)
EUR	27,255,298		$40,089,272	3/13/2008	(383,934)
	$28,291,911	EUR	19,231,938	3/13/2008	266,873
EUR	216,702		$318,602	3/13/2008	(3,193)
	$15,458,341	EUR	10,505,944	3/13/2008	142,635
	$23,813,616	EUR	16,192,029	3/13/2008	231,005
	$8,008,263	EUR	5,444,650	3/13/2008	76,860
EUR	6,200,664		$9,119,503	3/13/2008	(88,276)
	$2,788,904	EUR	1,896,117	3/13/2008	26,767
	$464,461	EUR	315,647	3/13/2008	4,263
EUR	2,679,010		$3,928,394	3/13/2008	(49,847)
EUR	1,420,300		$2,084,816	3/13/2008	(24,282)
EUR	1,429,265		$2,078,294	3/13/2008	(44,117)
	$848,012	GBP	417,273	3/13/2008	(20,321)
GBP	1,246,424		$2,532,720	3/13/2008	60,352
GBP	3,174,325		$6,201,044	3/13/2008	(95,452)
GBP	1,359,081		$2,656,800	3/13/2008	(39,033)
HKD	105,720,805		$13,604,180	3/13/2008	31,629
	$4,186,537	HKD	32,540,700	3/13/2008	(8,927)
	$547,859	HKD	4,260,808	3/13/2008	(852)
	$934,400	HKD	7,276,033	3/13/2008	(295)
	$453,300	HKD	3,532,250	3/13/2008	174
	$1,017,500	HKD	7,933,651	3/13/2008	1,031
	$2,752,336	JPY	289,866,345	3/13/2008	(18,792)

Net Unrealized Appreciation					$72,092

Currency Abbreviations:

AUD	Australian Dollar.
GBP	British Pound.
EUR	Euro.
HKD	Hong Kong Dollar.
JPY	Japanese Yen.
CHF	Swiss Franc.

Morgan Stanley International Fund
Summary of Investments	January 31, 2008 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	TOTAL INVESTMENTS

Collateral on Loaned Securities	$30,170,375	9.4%
Major Banks	27,016,621	8.4
Integrated Oil	18,874,106	5.9
Investment Company	17,142,798	5.3
Other Metals/Minerals	13,601,734	4.2
Major Telecommunications	11,642,455	3.6
Pharmaceuticals: Major	11,127,801	3.5
Regional Banks	10,587,314	3.3
Electric Utilities	10,506,430	3.3
Motor Vehicles	9,157,098	2.8
Industrial Conglomerates	9,035,846	2.8
Food: Major Diversified	7,195,808	2.2
Real Estate Development	6,210,305	1.9
Financial Conglomerates	5,478,255	1.7
Wireless Telecommunications	4,900,966	1.5
Multi-Line Insurance	4,796,094	1.5
Electronic Equipment/Instruments	4,668,942	1.5
Steel	4,358,133	1.4
Telecommunication Equipment	4,270,047	1.3
Engineering & Construction	4,048,749	1.3
Industrial Machinery	3,784,356	1.2
Food Retail	3,770,241	1.2
Beverages: Alcoholic	3,682,476	1.1
Wholesale Distributors	3,555,569	1.1
Chemicals: Major Diversified	3,374,598	1.0
Tobacco	3,205,753	1.0
Life/Health Insurance	2,908,973	0.9
Household/Personal Care	2,894,316	0.9
Trucks/Construction/Farm Machinery	2,842,991	0.9
Chemicals: Specialty	2,825,801	0.9
Investment Banks/Brokers	2,660,210	0.8
Oil & Gas Production	2,566,981	0.8
Oil Refining/Marketing	2,475,534	0.8
Gas Distributors	2,401,523	0.7
Property - Casualty Insurers	2,331,001	0.7
Electronics/Appliances	2,173,712	0.7
Electrical Products	2,144,328	0.7
Other Consumer Specialties	2,108,198	0.7
Chemicals: Agricultural	2,097,272	0.7
Packaged Software	2,028,986	0.6

Railroads	1,974,625		0.6
Medical Specialties	1,841,879		0.6
Food: Specialty/Candy	1,751,258		0.5
Aerospace & Defense	1,683,765		0.5
Pharmaceuticals: Other	1,671,323		0.5
Real Estate Investment Trusts	1,657,671		0.5
Apparel/Footwear	1,654,553		0.5
Department Stores	1,556,626		0.5
Construction Materials	1,410,983		0.4
Information Technology Services	1,367,757		0.4
Electronic Components	1,272,065		0.4
Home Building	1,239,739		0.4
Building Products	1,238,470		0.4
Auto Parts: O.E.M.	1,229,353		0.4
Marine Shipping	1,186,443		0.4
Recreational Products	1,179,828		0.4
Air Freight/Couriers	1,178,369		0.4
Other Transportation	1,156,345		0.4
Publishing: Books/Magazines	1,042,057		0.3
Semiconductors	1,031,195		0.3
Industrial Specialties	986,918		0.3
Food: Meat/Fish/Dairy	927,755		0.3
Apparel/Footwear Retail	890,813		0.3
Metal Fabrications	884,054		0.3
Airlines	873,861		0.3
Coal	873,691		0.3
Hotels/Resorts/Cruiselines	832,965		0.3
Water Utilities	831,737		0.3
Pulp & Paper	818,888		0.3
Miscellaneous Commercial Services	774,560		0.2
Oilfield Services/Equipment	726,952		0.2
Advertising/Marketing Services	705,752		0.2
Investment Managers	665,777		0.2
Electronic Production Equipment	644,392		0.2
Restaurants	551,955		0.2
Media Conglomerates	535,895		0.2
Automotive Aftermarket	534,180		0.2
Specialty Telecommunications	518,611		0.2
Publishing: Newspapers	498,311		0.2
Casino/Gaming	483,102		0.2
Medical/Nursing Services	478,488		0.1
Cable/Satellite Tv	462,005		0.1
Broadcasting	460,545		0.1
Containers/Packaging	386,380		0.1
Agricultural Commodities/Milling	381,259		0.1
Miscellaneous Manufacturing	374,525		0.1
Specialty Stores	363,290		0.1
Electronics/Appliance Stores	355,715		0.1
Precious Metals	352,776		0.1
Financial Publishing/Services	336,735		0.1
Textiles	329,662		0.1
Computer Processing Hardware	271,954		0.1
Commercial Printing/Forms	262,039		0.1
Finance/Rental/Leasing	239,858		0.1
Biotechnology	232,346		0.1
Aluminum	226,151		0.1
Medical Distributors	223,043		0.1
Other Consumer Services	204,481		0.1
Utilities	194,066		0.1
Internet Software/Services	189,555		0.1
Discount Stores	180,801		0.1
Movies/Entertainment	161,250		0.0
Computer Peripherals	158,496		0.0
Retail - Specialty	158,121		0.0
Food Distributors	139,483		0.0
Office Equipment/Supplies	128,869		0.0
Hospital/Nursing Management	118,878		0.0
Beverages: Non-Alcoholic	103,779		0.0
Alternative Power Generation	103,705		0.0
Trucking	97,120		0.0
Contract Drilling	96,152		0.0
Investment Trusts/Mutual Funds	90,743		0.0
Personnel Services	89,267		0.0
Environmental Services	64,369		0.0
Catalog/Specialty Distribution	61,747		0.0
Tools/Hardware	49,990		0.0
Home Improvement Chains	48,937		0.0
Data Processing Services	28,843		0.0
Electronic Distributors	18,631		0.0
Pharmaceuticals: Generic Drugs	9,340		0.0

	$321,740,563	*	100.0%

*

Does not include open short/long futures contracts with an underlying face amount of $22,537,500 with net unrealized depreciation of $1,013,998. Also open forward foreign currency contracts with net unrealized appreciation of $72,092.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 20, 2008